Borrowings and financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Non-current financial liabilities	€ 5,518	€ 1,833
Current financial liabilities	12,036	13,219
Conditional advances
Disclosure of financial liabilities [line items]
Non-current financial liabilities	906	893
Current financial liabilities	377	274
Non-convertible bonds
Disclosure of financial liabilities [line items]
Non-current financial liabilities	2,740	940
Current financial liabilities	1,524	3,454
Convertible bonds
Disclosure of financial liabilities [line items]
Non-current financial liabilities	1,647
Non-current lease obligations
Disclosure of financial liabilities [line items]
Non-current financial liabilities	225
Non-current derivative financial instruments
Disclosure of financial liabilities [line items]
Non-current financial liabilities	536
Convertible notes
Disclosure of financial liabilities [line items]
Current financial liabilities	6,627	7,357
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Disclosure of financial liabilities [line items]
Current financial liabilities	3,287	2,134
Current lease obligations
Disclosure of financial liabilities [line items]
Current financial liabilities	221
Current derivative financial instruments
Disclosure of financial liabilities [line items]
Total financial liabilities	788
CIR due to NEFTYS 2020 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method		€ 2,134
CIR due to NEFTYS 2021 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method	€ 3,287